6. Convertible Promissory Notes: Schedule of Long-term Debt Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Schedule of Long-term Debt Instruments

During the year ended December 31, 2016:
Face value of convertible promissory notes issued	$ 2,230,000
Day one derivative loss recognized during the year	26,309
Discount recognized at issuance due to embedded derivatives	(1,155,659)
Financing costs	(155,300)
Accretion expense	363,363
Accreted value of convertible promissory notes as of December 31, 2016	$ 1,308,712